    As filed with the Securities and Exchange Commission on December 19, 2003
                                                 FILE Nos. 002-094479


================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                        Post-Effective Amendment No. 31
                     to Registration Statement on Form N-1A
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                 AMENDMENT NO. 32


                        JEFFERSON PILOT VARIABLE FUND, INC.
                           (Exact Name of Registrant)

                               One Granite Place
                               Concord, NH 03301
                     (Address of Principal Executive Offices)

                                  603-226-5000
                         (Registrant's Telephone Number)

                         Ronald R. Angarella, President
                               One Granite Place
                               Concord, NH 03301
                     (Name and address of agent for service)

                                   Copies to:

        Craig D. Moreshead, Esq.                   Christopher S. Petito
  Jefferson Pilot Variable Fund, Inc.                  Jorden, Burt LLP
          One Granite Place                    1025 Thomas Jefferson Street, N.W.
          Concord, NH 03301                             Suite 400 East
                                                  Washington, D.C. 20007-5208

                               ------------------

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective:

   _____  Immediately upon filing pursuant to paragraph (b)
   _____  On (date) pursuant to paragraph (b)
   __X__  60 days after filing pursuant to paragraph (a)(1)
   _____  On April 28, 2003, pursuant to paragraph (a)(1) of Rule 485.

================================================================================

                       JEFFERSON PILOT VARIABLE FUND, INC.
                                ONE GRANITE PLACE
                                CONCORD, NH 03110

This Amendment to the Registration Statement on Form N-1A (the "Registration Statement") is being filed pursuant to 485(a) under the Securities Act of 1933, as amended. This Amendment is being filed to describe in a supplement certain changes made to the Prospectus dated May 1, 2003 for the Jefferson Pilot Variable Fund, Inc., and to the Statement of Additional Information dated May 1, 2003, both of which were filed with the Commission on November 6, 2003 as part of Post-Effective Amendment No. 31 to the Registration Statement. This Amendment does not otherwise delete, amend or supercede any other prospectus, Statement of Additional Information, exhibit, undertaking, or other information contained in the Registration Statement.

                       Supplement dated December 12, 2003
                         to Prospectus dated May 1, 2003
                                       for
                       JEFFERSON PILOT VARIABLE FUND, INC.

This supplement updates certain information contained in the prospectus and, to the extent inconsistent, it supersedes it. You should attach this supplement to the prospectus and retain it with the prospectus for future reference.

The following shall be inserted after the performance tables on page 3 of the prospectus:

     Fees and Expenses (Growth Portfolio): This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (as a percentage of average net assets).

                                     TOTAL GROSS
     MGMT FEES    OTHER EXPENSES        EXPENSES
     ---------    --------------     -----------
       0.75%          0.11%              0.86%

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

     1 YEAR       3 YEARS            5 YEARS    10 YEARS
     ------       -------            -------    --------
     $   88       $   275            $   487    $  1,111

The following shall be inserted after the performance tables on page 5 of the prospectus:

     Fees and Expenses (Small Company Portfolio): This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (as a percentage of average net assets).

                                     TOTAL GROSS
     MGMT FEES    OTHER EXPENSES       EXPENSES
     ---------    --------------     -----------
       0.75%          0.11%              0.86%

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

     1 YEAR       3 YEARS            5 YEARS    10 YEARS
     ------       -------            -------    --------
     $   88       $   275            $   487    $  1,111

The following shall be inserted after the performance tables on page 7 of the prospectus:

     Fees and Expenses (Mid-Cap Growth Portfolio): This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (as a percentage of average net assets).

                                    TOTAL GROSS
     MGMT FEES    OTHER EXPENSES      EXPENSES
     ---------    --------------    -----------
       0.90%          0.26%             1.16%

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

     1 YEAR       3 YEARS          5 YEARS           10 YEARS
     ------       -------          -------           --------
     $  118       $   369          $   658           $  1,498

The following shall be inserted after the performance tables on page 9 of the prospectus:

     Fees and Expenses (Strategic Growth Portfolio): This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (as a percentage of average net assets).

                                   TOTAL GROSS
     MGMT FEES    OTHER EXPENSES    EXPENSES
     ---------    --------------   -----------
       0.80%          0.12%           0.92%

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

     1 YEAR       3 YEARS          5 YEARS           10 YEARS
     ------       -------          -------           --------
     $   94       $   295          $   522           $  1,188

The following shall be inserted after the performance tables on page 11 of the prospectus:

     Fees and Expenses (Mid-Cap Value Portfolio): This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (as a percentage of average net assets).

                                    TOTAL GROSS
     MGMT FEES    OTHER EXPENSES      EXPENSES
     ---------    --------------    -----------
       1.05%          0.15%             1.20%

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

     1 YEAR       3 YEARS          5 YEARS           10 YEARS
     ------       -------          -------           --------
     $  123       $   384          $   680           $  1,550

The following shall be inserted after the performance tables on page 13 of the prospectus:

     Fees and Expenses (Capital Growth Portfolio)(1): This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (as a percentage of average net assets).

                                   TOTAL GROSS
     MGMT FEES    OTHER EXPENSES     EXPENSES
     ---------    --------------   -----------
       0.86%          0.06%            0.92%

     (1) The expense information has been restated to reflect the current management fee which was reduced effective March 1, 2002.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

     1 YEAR       3 YEARS          5 YEARS           10 YEARS
     ------       -------          -------           --------
     $   94       $   296          $   522           $  1,188

The following shall be inserted after the performance tables on page 15 of the prospectus:

     Fees and Expenses (Small-Cap Value Portfolio): This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (as a percentage of average net assets).

                                   TOTAL GROSS
     MGMT FEES    OTHER EXPENSES     EXPENSES
     ---------    --------------   -----------
       1.30%          0.12%            1.42%

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

     1 YEAR       3 YEARS          5 YEARS           10 YEARS
     ------       -------          -------           --------
     $  145       $   456          $   805           $  1,834

The following shall be inserted after the performance tables on page 17 of the prospectus:

     Fees and Expenses (Value Portfolio): This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (as a percentage of average net assets).

                                   TOTAL GROSS
     MGMT FEES    OTHER EXPENSES     EXPENSES
     ---------    --------------   -----------
       0.75%          0.06%            0.81%

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

     1 YEAR       3 YEARS          5 YEARS           10 YEARS
     ------       -------          -------           --------
     $   83       $   260          $   459           $  1,046

The following shall be inserted after the performance tables on page 19 of the prospectus:

     Fees and Expenses (International Equity Portfolio): This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (as a percentage of average net assets).

                                   TOTAL GROSS
     MGMT FEES    OTHER EXPENSES     EXPENSES
     ---------    --------------   -----------
       1.00%          0.19%            1.19%

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

     1 YEAR       3 YEARS          5 YEARS           10 YEARS
     ------       -------          -------           --------
     $  122       $   380          $   675           $  1,537

The following shall be inserted after the performance tables on page 21 of the prospectus:

     Fees and Expenses (S&P 500 Index Portfolio): This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (as a percentage of average net assets).

                                    TOTAL GROSS
     MGMT FEES    OTHER EXPENSES    EXPENSES(1)
     ---------    --------------    -----------
       0.24%          0.10%             0.34%

     (1) The Portfolio's investment adviser has agreed to reimburse the Portfolio for total annual expenses above 0.28% of average net assets. Without such reimbursement, total annual expenses would have been 0.34%. The expense reimbursement plan is pursuant to an agreement which may be terminated by that investment adviser at any time.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

     1 YEAR       3 YEARS          5 YEARS           10 YEARS
     ------       -------          -------           --------
     $   35       $   108          $   193           $    439

The following shall be inserted after the performance tables on page 23 of the prospectus:

     Fees and Expenses (World Growth Stock Portfolio): This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (as a percentage of average net assets).

                                   TOTAL GROSS
     MGMT FEES    OTHER EXPENSES    EXPENSES
     ---------    --------------   -----------
       0.75%          0.10%            0.85%

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

     1 YEAR       3 YEARS          5 YEARS           10 YEARS
     ------       -------          -------           --------
     $   87       $   272          $   482           $  1,098

The following shall be inserted after the performance tables on page 25 of the prospectus:

     Fees and Expenses (High Yield Bond Portfolio): This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (as a percentage of average net assets).

                                   TOTAL GROSS
     MGMT FEES    OTHER EXPENSES    EXPENSES
     ---------    --------------   -----------
       0.75%          0.41%             1.16%

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

     1 YEAR       3 YEARS          5 YEARS           10 YEARS
     ------       -------          -------           --------
     $  118       $   365          $   658           $  1,498

The following shall be inserted after the performance tables on page 27 of the prospectus:

     Fees and Expenses (Balanced Portfolio): This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (as a percentage of average net assets).

                                   TOTAL GROSS
     MGMT FEES    OTHER EXPENSES     EXPENSES
     ---------    --------------   -----------
       0.75%          0.11%             0.86%

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

     1 YEAR       3 YEARS          5 YEARS           10 YEARS
     ------       -------          -------           --------
     $   88       $   275          $   487           $  1,111

The following shall be inserted after the performance tables on page 29 of the prospectus:

     Fees and Expenses (Money Market Portfolio): This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (as a percentage of average net assets).

                                   TOTAL GROSS
     MGMT FEES    OTHER EXPENSES     EXPENSES
     ---------    --------------   -----------
       0.50%          0.07%             0.57%

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

     1 YEAR       3 YEARS          5 YEARS           10 YEARS
     ------       -------          -------           --------
     $   58       $   183          $   323           $    736

The first sentence in the section titled "Lending of Securities" on page 31 of the prospectus shall be deleted and replaced with the following:

     The Portfolios, except the Money Market Portfolio, may seek to increase their income by lending portfolio securities.

On page 34, add the following sentence after the table of investment management fee rates:

     The Investment Adviser pays the Sub-Adviser out of the investment management fees.

Effective December 12, 2003, Mellon Capital Management Corporation shall replace Barclays Global Fund Advisers as sub-adviser to the S&P 500 Index Portfolio. Accordingly, the second full paragraph on page 36 of the prospectus shall be deleted and replaced by the following:

     Mellon Capital Management Corporation (Mellon Capital), 595 Market Street, Suite 3000, San Francisco, California 94105, is Sub-Adviser to the S&P 500 Index Portfolio (effective December 12, 2003). Barclays Global Fund Advisors served as sub-adviser to the S&P 500 Index Portfolio until December 11, 2003. Mellon Capital is a leading innovator in the investment industry, and manages global, quantitative-based investment strategies for institutional and private investors. As of September 30, 2003, Mellon Capital has assets under management totaling $100.1 billion (AUM includes assets managed in overlay strategies and securities lending pools, and may include assets managed by Mellon officers as dual officers of Mellon Bank and Dreyfus Corp.) Mellon employs a team of portfolio managers, investment strategists, and other investment specialists.

Templeton Investment Counsel, LLC serves as sub-adviser to the World Growth Stock Portfolio. Effective August 1, 2003, Peter Nori replaced Cindy Sweeting as the portfolio manager for the World Growth Stock Portfolio. Accordingly, the last three sentences of the second paragraph under the Section titled "The Sub-Advisers" on page 34 of the prospectus shall be deleted and replaced by the following:

     Effective August 1, 2003, the portfolio manager for the World Growth Stock Portfolio is Mr. Peter Nori, who replaces Cindy Sweeting. Peter Nori, Executive Vice President of Templeton, joined Franklin Templeton Investments in 1987. Mr. Nori is a CFA, and has been a member of the global equity research team Since 1994.

Dalton, Greiner, Hartman, Maher & Co. (Dalton Greiner) serves as sub-adviser to the Small-Cap Value Portfolio. Value Asset Management, which currently holds a 51% stake in the company, is planning a sale of its interest in Dalton Greiner to Boston Private Financial Holdings. The closing of the sale is anticipated to take place prior to year-end 2003. To reflect this change, the following should be added after the third sentence of the fourth full paragraph on page 35 of the prospectus:

     Value Asset Management is planning a sale of its interest in Dalton Greiner to Boston Private Financial Holdings (Boston Private), the closing of which sale is anticipated to take place prior to year-end 2003. Boston Private is organized as a bank holding company focusing on wealth management through private banking and investment services. After the sale closing, Dalton Greiner will be owned 80% by Boston Private and 20% by Dalton Greiner professionals.

Strong Capital Management, Inc. serves as sub-adviser to the Growth Portfolio. Effective June 30, 2003, Thomas Ognar replaced Ron Ognar as the portfolio manager for the Growth Portfolio. Accordingly, the last four sentences of the first full paragraph on page 36 of the prospectus shall be deleted and replaced by the following:

     Effective June 30, 2003, the portfolio manager for the Growth Portfolio is Mr. Thomas Ognar, who replaces Ronald Ognar. Tom Ognar, a CFA with more than eight years of investment experience, joined Strong in 1998. Previously, Mr. Ognar was a research analyst for M&I Investment Management Fund.

The reference to "Emerging Growth" in the first sentence of the third full paragraph under the section titled "The Sub-Advisers" on page 34 of the prospectus shall be deleted.

The last sentence of the first paragraph under the section titled "Determination of Net Asset Value" on page 38 of the prospectus shall be deleted.

                       Supplement dated December 12, 2003
            to Statement of Additional Information dated May 1, 2003
                                       for
                       JEFFERSON PILOT VARIABLE FUND, INC.

This supplement updates certain information contained in the Statement of Additional Information (SAI) and, to the extent inconsistent, it supersedes it. You should attach this supplement to the SAI and retain it with the SAI for future reference.

The first four sentences of the first paragraph of the section titled "INVESTMENT RESTRICTIONS" on page S-4 of the SAI shall be deleted and replaced by the following:

     The investment objectives of each Portfolio as described in the prospectus may be changed only with the approval of the stockholders of each Portfolio affected by the change. Each of the following investment restrictions are fundamental policies of the Money Market Portfolio and may not be changed without approval of a majority of the outstanding shares of the Money Market Portfolio. Investment restrictions 2, 3, 5, 6, 8-10, 12 and 17 are fundamental policies for the Growth, Small-Cap Value, Mid-Cap Growth, Mid-Cap Value, and S&P 500 Index Portfolios. Investment restrictions 2, 3, 5, 6, 8-12 and 17 are fundamental policies for the Value, World Growth Stock, High Yield Bond, Small Company, Capital Growth, Strategic Growth and Balanced Portfolios. Investment restrictions 2, 3, 5, 8-10, 12 and 17 are fundamental restrictions of the International Equity Portfolio.

Investment restriction #5, which is the second full paragraph on page S-5 of the SAI, shall be deleted and replaced by the following:

     Make loans, except by the purchase of bonds or other debt obligations customarily distributed privately to institutional investors and except that the Fund may buy repurchase agreements and provided that the Fund (except the Money Market Portfolio) may lend its portfolio securities to brokers, dealers and financial institutions in amounts not to exceed (in the aggregate) 33 1/3% of its total assets (taken at market value), and further provided that the International Equity Portfolio and the High Yield Bond Portfolio may make loans if as a result less than 33 1/3 of the Portfolio's assets would be lent to other persons.

The first sentence in the section titled "Lending of Securities" on page S-21 of the SAI shall be deleted and replaced with the following:

     The Portfolios, except Money Market Portfolio, may seek to increase their income by lending portfolio securities.

References to "Barclays Global Fund Advisors" on pages S-12, and S-38 shall be deleted and replaced with "Mellon Capital Management Corporation." In addition, the footnote below the fee table on page S-39 of the SAI shall be deleted and replaced with the following:

     Pursuant to its Sub-Advisory Agreement with Mellon Capital Management Corporation, Jefferson Pilot Investment Advisory is committed to pay Mellon a minimum annual fee of $100,000.

Add after the fifth paragraph under the Section titled "Portfolio Transactions and Brokerage Allocations" on page S-43 the following:

     As of December 31, 2002, the value of the fund's aggregate holdings of the securities of its regular brokers or dealers as defined in Rule 10b-1 under the 1940 Act was as follows: $8,951,000 in Citigroup, Inc., $9,492,000 in Morgan Stanley, $1,798,000 in Lehman Brothers Holdings, Inc., $916,000 in JP Morgan Chase & Co., $1,596,000 in Goldman Sachs Group, Inc., $1,338,000 in Merrill Lynch & Company, Inc., $1,128,000 in Salomon Smith Barney, Inc., $972,000 in UBS, AG, $561,000 in Bear Stearns Companies, Inc., $235,000 in Charles Schwab Corp., and $687,000 in U.S. Bancorp.

Add after the sentence beginning with "On February 7, 2000. . ." in the last paragraph on page S-40 the following:

     On April 28, 2000, the Investment Management Agreement was first approved with respect to the S&P 500 Index Portfolio by the Fund's Board of Directors in connection with the creation of the S&P 500 Index Portfolio.

Add to the last paragraph on page S-40 the following:

     On August 1, 2003, the Fund's Board of Directors most recently approved the continuance of the Investment Management Agreement. On October 30, 2003, the Fund's Board of Directors approved a new Sub-Advisory Agreement with Mellon Capital Management Corporation relating to the S&P 500 Index Portfolio, as a result of Barclays' resignation effective December [12], 2003. On December 10, 2003, the new Sub-Advisory Agreement between Jefferson Pilot Investment Advisory Corporation and Mellon Capital Management Corporation was approved by the shareholders of the S&P 500 Index Portfolio at a special meeting.

The following disclosure should be added to the table on page S-44 of the SAI:

Name, Address & Age - Frank Nesvet (60), One Granite Place, Concord NH 03301 Positions with Fund and Length of Time Served - Director (less than 1 year) Principal Occupations for the Past 5 Years - Chief Executive Officer, Libra Group (Consulting and
     Interim Management Solutions); Independent Trustee and Chairman of the Audit Committee, streetTRACKS (R) Series Trust (Registered Investment Company)

Add after the second paragraph on page S-45 the following:

     Section 15 of the Investment Company Act of 1940 makes it unlawful for any person to serve as investment adviser or sub-adviser except pursuant to a written contract that has been approved by a majority vote of the outstanding voting securities of the investment company. The contract may continue in effect for a period longer than two years from the date of its execution only so long as continuance is specifically approved at least annually by the Board of Directors or by a vote of the majority of outstanding voting securities of the investment company. The investment advisory agreement generally prescribes the services and facilities that the adviser will provide to the fund, the fee structure, the expenses to be borne by the respective parties, and other matters relating to the relationship between the fund and its adviser. Pursuant to this contract, a fund's investment adviser manages the fund's securities portfolio in conformance with the fund's stated investment objectives and policies. The Board of Directors of the Fund meet at least once each quarter. In connection with their meetings, the Board (including the non-interested directors) receives materials specifically relating to existing and proposed investment advisory agreements and sub-advisory agreements (the Advisory Agreements). In addition, the Fund's Sub-Advisers make in-person presentations to the Board on a periodic basis. Described below is a summary of additional information provided to and considered by the Boatrd, and their conclusions with respect thereto, that formed the basis of the Board's approval of the Advisory Agreements of the Fund.

     The current Investment Management Agreement between the Fund and Jefferson Pilot Investment Advisory Corporation contemplates a "manager of managers" structure whereby the Adviser, with the approval of the Board but without necessity of obtaining shareholder approval, may select, retain and compensate sub-advisers for the Funds, or materially amend agreements with sub-advisers. The Adviser and the Fund have been granted an exemption by the SEC to operate in this manner. The annual continuance of the Investment Management Agreement most recently was approved by the Board at a meeting held on August 1, 2003. The Directors were presented by the Adviser with information regarding (i) the nature and extent of the services provided,
     (ii) the aggregate cost of all services provided, (iii) personnel and methods of operation, (iv) long-term and short-term investment performance,
     (v) the level and method of computing investment management and any other fees, (vi) overall Fund expenses, (vii) brokerage policies and procedures including best execution and soft dollar policies, (viii) financial condition, (ix) possible conflicts of interest, and (x) codes of ethics. In addition, the Adviser provided the Board with its Form ADV as well as a supplemental report by Lipper Analytical Services, which compares expenses and performance information for the Fund and its peers. In determining to approve the Investment Management Agreement, the Board considered the services provided and the compensation proposed to be paid, and determined that the continuance of the Agreement was in the best interest of the Fund and its shareholders.

     The Board approved an Investment Sub-Advisory Agreement with Marsico Capital Management Corporation for the International Equity Portfolio at a meeting held on February 6, 2003. In determining to approve the agreement, the Directors considered information provided by Marsico. Specifically, the types of information considered by the Directors in determining that approval of the sub-advisory agreement was in the best interests of the Funds and their shareholders were as follows: (i) personnel and methods of operation, including any significant changes to personnel (ii) long-term and short-term investment performance, including a comparison with appropriate indices and with comparable funds managed by others, (iii) level of fees with comparison to other comparable funds, (iv) the financial condition of the sub-adviser, and (v) any conflicts of interest or ethical violations. Marsico's investment performance for other comparable funds was reasonable in comparison to the benchmark. Marsico agreed to the same fee scale that the prior sub-adviser, Lombard Odier, had agreed to. These fees were determined to be reasonable in relation to the fees of other funds having similar investment objectives. The information provided to the Directors indicated the ancillary benefits, if any, gained by Marsico were not material. Marsico disclosed no material conflicts of interest or ethical violations which raised any concern with the Board. Marsico provided its Code of Ethics to the Board. The Directors were provided with information regarding Marsico's brokerage policies and method and basis for selecting and evaluating the brokers and dealers used, and determined that the policies and methods were reasonable.

     The Board approved an Investment Sub-Advisory Agreement with T. Rowe Price Associates, Inc. for the Strategic Growth Portfolio (formerly, the Emerging Growth Portfolio) at a meeting held on March 14, 2003. In determining to approve the agreement, the Directors considered information provided by T. Rowe. Specifically, the types of information considered by the Directors in determining that approval of the sub-advisory agreement was in the best interests of the Funds and their shareholders were as follows: (i) personnel and methods of operation, including any significant changes to personnel (ii) long-term and short-term investment performance, including a comparison with appropriate indices and with comparable funds managed by others, (iii) level of fees with comparison to other comparable funds, (iv) the financial condition of the sub-adviser, and (v) any conflicts of interest or ethical violations. T. Rowe's investment performance for other comparable funds was reasonable in comparison to the benchmark. T. Rowe agreed to the same fee scale that the prior sub-adviser, MFS, had agreed to. These fees were determined to be reasonable in relation to the fees of other funds having similar investment objectives. The Adviser was satisfied that T. Rowe would be devoting adequate personnel resources to the Fund. T. Rowe disclosed no material conflicts of interest or ethical violations which raised any concern with the Board. T. Rowe provided its Code of Ethics to the Board. The Directors were provided with information regarding T. Rowe's brokerage policies and method and basis for selecting and evaluating the brokers and dealers used, and determined that the policies and methods were reasonable.

     The Board approved continuation of agreements with Lord Abbett, Credit Suisse, Barclays, Wellington, Dalton Greiner, and Turner at a meeting held on April 25, 2003. In determining to approve the continuation of these agreements, the Directors considered information provided by each sub-adviser, as well as information and analysis provided by the Adviser with respect to each sub-adviser. Specifically, the types of information considered by the Directors in determining that continuation of the sub-advisory agreements were in the best interests of the Funds and their shareholders were as follows: (i) personnel and methods of operation, including any significant changes to personnel (ii) long-term and short-term investment performance, including a comparison with appropriate indices and with comparable funds managed by others, (iii) level of fees with comparison to other comparable funds, (iv) the financial condition of the sub-adviser, and (v) any conflicts of interest or ethical violations. While the funds reviewed exhibited both positive and negative variances from their benchmark indices, the performance of each fund was within reasonable expectations. The fees of the sub-advisers were determined to be reasonable in relation to the fees of other funds having similar investment objectives. The Adviser represented to the Directors that there had been no material violations of the Funds' investment policies or the subadvisers' code of ethics and that it had experienced no administrative problems with the subadvisers. The Directors were provided with information regarding the subadvisers' brokerage policies and method and basis for selecting and evaluating the brokers and dealers used, and determined that the policies and methods were reasonable.

     The Board approved continuation of agreements with Templeton and MFS, and approved a new agreement with Dalton Greiner at a meeting held on August 1, 2003. The requirement to enter into a new agreement with Dalton Greiner was precipitated by the disclosure from Dalton that they were being acquired by Boston Private Financial Holdings. Such a Transaction could be considered an "assignment" under the Investment Company Act of 1940, which would trigger the automatic termination of the current agreement with Dalton. The proposed agreement with Dalton was identical to the prior agreement. In determining to approve these agreements, the Directors considered information provided by each sub-adviser, as well as information and analysis provided by the Adviser with respect to each sub-adviser. Specifically, the types of information considered by the Directors in determining that approval of the sub-advisory agreements were in the best interests of the Funds and their shareholders were as follows: (i) personnel and methods of operation, including any significant changes to personnel (ii) long-term and short-term investment performance, including a comparison with appropriate indices and with comparable funds managed by others, (iii) level of fees with comparison to other comparable funds, (iv) the financial condition of the sub-adviser, and (v) any conflicts of interest or ethical violations. In addition, with respect to Dalton, the Board reviewed Boston Private's 10-Q for the period ending March 31, 2003, as well as a letter from Dalton describing the acquisition. MFS and Lord Abbett exhibited performance within reasonable expectations. The Adviser discussed a meeting with Dalton regarding recent underperformance in comparison to the benchmark, and the Adviser and Board were satisfied with Dalton's response that they have overperformed over the long run. The fees of the sub-advisers were determined to be reasonable in relation to the fees of other funds having similar investment objectives. The Adviser represented to the Directors that there had been no material violations of the Funds' investment policies or the subadvisers' code of ethics and that it had experienced no administrative problems with the subadvisers. The Directors were provided with information regarding the subadvisers' brokerage policies and method and basis for selecting and evaluating the brokers and dealers used, and determined that the policies and methods were reasonable. With respect to Dalton Greiner, the Board determined after reviewing Boston Private's financial condition and representations made by Dalton, that there were no material conflicts of interest between the Fund and Boston Private, and that the transaction would have no material negative impact on the ability of Dalton to provide services to the Fund.

     The Board approved continuation of agreements with MFS and Strong at a meeting held on October 30, 2003. The Board also at that meeting approved a Sub-Advisory Agreement with Mellon Capital with respect to the S&P 500 Index Portfolio. In determining to approve these agreements, the Directors considered information provided by each sub-adviser, as well as information and analysis provided by the Adviser with respect to each sub-adviser. Specifically, the types of information considered by the Directors in determining that approval of the sub-advisory agreements were in the best interests of the Funds and their shareholders were as follows: (i) personnel and methods of operation, including any significant changes to personnel (ii) long-term and short-term investment performance, including a comparison with appropriate indices and with comparable funds managed by others, (iii) level of fees with comparison to other comparable funds, (iv) the financial condition of the sub-adviser, and (v) any conflicts of interest or ethical violations. Mellon also provided information describing its investment processes and the security selection criteria to be employed in managing the Portfolio. MFS and Strong exhibited performance within reasonable expectations. Mellon's investment performance for other comparable funds was reasonable in comparison to the benchmark. The fees of the sub-advisers were determined to be reasonable in relation to the fees of other funds having similar investment objectives. Mellon agreed to receive the same fee that the prior sub-adviser, Barclays, was receiving under the prior agreement. The Adviser represented to the Directors that with respect to MFS and Strong there had been no material violations of the Funds' investment policies or the subadvisers' code of ethics and that it had experienced no administrative problems with the subadvisers. Mellon disclosed no material conflicts of interest or ethical violations which raised any concern. Mellon provided its Code of Ethics to the Board. The Directors were provided with information regarding the subadvisers' brokerage policies and method and basis for selecting and evaluating the brokers and dealers used, and determined that the policies and methods were reasonable.

Delete the fourth full paragraph on page S-46, and replace with the following:

                    Ownership By Disinterested Directors of
                    Interests in Certain Affiliates of the Fund

     As of December 31, 2002, none of the disinterested Directors, nor any member of a disinterested Director's immediate family, owned beneficially or of record any securities in an adviser or principal underwriter of any Portfolio, or a person directly or indirectly controlling or under common control with an investment adviser or principal underwriter of any Portfolio.

                                     PART C
                                OTHER INFORMATION

Item 23.   Exhibits


      1.   a.   Amended and Restated Articles of Incorporation, incorporated by reference to earlier filing on September 5, 1997 SEC file No. 2-94479 Exhibit l.a of Form N-lA Registration Statement.

           b. Articles of Amendment to the Articles of Incorporation are incorporated by reference to earlier filing on March 2, 1998 SEC File No. 2-94479 Exhibit 1.b of Form N-1A Registration Statement.

           c. Articles of Amendment to the Articles of Incorporation are incorporated by reference to earlier filing on February 25, 1999 SEC file No. 2-94479 Exhibit 1.c of Form N-1A Registration Statement.

           d. Articles of Amendment to the Articles of Incorporation. incorporated by reference to earlier filing on February 15, 2001 SEC file No. 2-94479 Exhibits 1.d and 1.e of Form N-1A Registration Statement.

           e. Articles of Amendment to the Articles of Incorporation, are incorporated by reference to earlier filing on April 17, 2003 SEC file No. 2-94479 Exhibit 1.e of Form N-1A Registration Statement.

     2. By-Laws of Jefferson Pilot Variable Fund, Inc., incorporated by reference to earlier filing on February 25, 1999 SEC File No. 2-94479
          Exhibit 2 of Form N-1A Registration Statement.

     3.   Not applicable.

      4. a. Investment Management Agreement between Chubb America Fund, Inc. and Chubb Investment Advisory Corporation incorporated by reference to earlier filing on March 2, 1998 SEC File No. 2-94479
           Exhibit 99.5a.

           b. Investment Subadvisory Agreement among Chubb America Fund, Inc., Chubb Investment Advisory Corporation and Templeton Global Advisers Limited. Incorporated by reference to earlier filing on September 5, 1997 SEC file No. 2-94479 Exhibit 99.5B.

           c. Investment Subadvisory Agreement between Jefferson Pilot Investment Advisory Corporation and Lord Abbett & Company for the Small Company Portfolio. Incorporated by reference to earlier filing on February 16, 2000 SEC file No. 2-94479 Exhibit 99.4d of N-1A Registration Statement.

           d. Investment Sub Advisory Agreement between Jefferson Pilot Investment Advisory Corporation and Credit Suisse Asset Management, LLC for the Growth and Income Portfolio. Incorporated by reference to earlier filing on February 16, 2000 SEC file No. 2-94479 Exhibit 99.4E.

           e. Investment Sub Advisory Agreement between Jefferson Pilot Investment Advisory Corporation and Janus Capital Management LLC for the Capital Growth Portfolio. Incorporated by reference to earlier filing on April 23, 2002 SEC file No. 2-94479 Exhibit 4.e.

           f. Investment Sub Advisory Agreement between Jefferson Pilot Investment Advisory Corporation and Janus Capital Management LLC for the Balanced Portfolio. Incorporated by reference to earlier filing on April 23, 2002 SEC file No. 2-94479 Exhibit 4.f.

           g. Investment Sub-Advisory Agreement among Chubb America Fund, Inc., Chubb Investment Advisory Corporation, and Massachusetts Financial Services Company with respect to the Money Market Portfolio. Incorporated by reference to earlier filing on September 5, 1997 SEC file No. 2-94479 Exhibit 99.5H.

           h. Investment Subadvisory Agreement between Jefferson Pilot Investment Advisory Corporation and T. Rowe Price Associates, Inc. for the Strategic Growth Portfolio. Incorporated by reference to earlier filing on April 17, 2003 SEC file No. 2-94479 Exhibit 4.h.

           i. Investment Sub-Advisory Agreement between Jefferson Pilot Variable Fund, Inc., Jefferson Pilot Investment Advisory Corporation and Strong Capital Management, Inc. for the Growth Portfolio incorporated by reference to earlier filing on March 2, 1998 SEC File No. 2-94479
           Exhibit 99.5k.

           j. Investment Sub Advisory Agreement between Jefferson Pilot Variable Fund, Inc., Jefferson Pilot Variable Corporation and Massachusetts Financial Service Company for the High Yield Bond Portfolio incorporated by reference to earlier filing on March 2, 1998 SEC File No. 2-94479 Exhibit 99.5e.

           k. Form of Investment Subadvisory Agreement between Jefferson Pilot Investment Advisory Corporation and Wellington Management Company, LLP for the Mid-Cap Value Portfolio, incorporated by reference to earlier filing on April 20, 2001 SEC File No. 2-94479 Exhibit 4l.

           l. Form of Investment Subadvisory Agreement between Jefferson Pilot Investment Advisory Corporation and Turner Investment Partners, Inc. for the Mid-Cap Growth Portfolio, incorporated by reference to earlier filing on April 20, 2001 SEC File No. 2-94479 Exhibit 4m.


           m. Investment Subadvisory Agreement between Jefferson Pilot Investment Advisory Corporation and Dalton, Greiner, Hartman, Maher & Co. for the Small-Cap Value, Portfolio, incorporated by reference to earlier filing on November 6, 2003 SEC File No. 2-94479
           Exhibit 4m.


           n. Investment Subadvisory Agreement between Jefferson Pilot Investment Advisory Corporation and Marsico Capital Management, LLC for the International Equity Portfolio, incorporated by reference to earlier filing on April 17, 2003 SEC file No. 2-94479 Exhibit 4.n.


           o. Investment Subadvisory Agreement between Jefferson Pilot Investment Advisory Corporation and Mellon Capital Management Corporation for the S&P 500 Index Portfolio., incorporated by reference to earlier filing on November 6, 2003 SEC File No. 2-94479
           Exhibit 4o.


      5. Fund Distribution Agreement between Jefferson Pilot Variable Fund, Inc. and Jefferson Pilot Variable Corporation incorporated by reference to earlier filing on March 2, 1998 SEC File No. 2-94479
           Exhibit 99.6.

      6.   Not applicable.

      7. a. Custodial Services Agreement between Jefferson Pilot Variable Fund, Inc. and Citibank, N.A., incorporated by reference to earlier filing on February 15, 2001 SEC File No. 2-94479 Exhibit 7 of
           Form N-1A Registration Statement.

           b. Securities Lending Agency Agreement between Jefferson Pilot Variable Fund, Inc. and Citibank, N.A., incorporated by reference to earlier filing on April 17, 2003 SEC file No. 2-94479
           Exhibit 7.b. of Form N-1A Registration Statement.

      8.   Not applicable.

      9. a. Opinion and Consent of Counsel as to the legality of the securities being registered, SEC file No. 2-94479. Incorporated by reference to earlier filing on September 5, 1997 SEC file No. 2-94479
           Exhibit 99.10a of N-1A Registration Statement.

     10. Consent of Ernst & Young LLP, incorporated by reference to earlier filing on April 17, 2003 SEC File No. 294479 Exhibit 10 of Form N-1A Registration Statement.

     11.   Not applicable.

     12. a. Stock Subscription Agreement between Chubb America Fund, Inc. and The Volunteer State Life Insurance Company, incorporated by reference to earlier filing on April 11, 1990, SEC File No. 2-94479, Exhibit 13(a) of N-lA Registration Statement.

           b. Stock Subscription Agreement between Chubb America Fund, Inc. and The Volunteer State Life Insurance Company, incorporated by reference to earlier filing on April 11, 1990, SEC File No. 2-94479, Exhibit 13(b) of N-lA Registration Statement.

           c. Stock Subscription Agreement between Chubb America Fund, Inc. and Chubb Life Insurance Company of America, incorporated by reference to earlier filing on February 28, 1992, SEC File No. 2-94479, Exhibit 13(c) of N-lA Registration Statement.

     13.   Not applicable.

     14.   Not applicable.

     15.   Reserved

     16. a. Code of Ethics of Registrant, Jefferson Pilot Investment Advisory Corporation (formerly, Chubb Investment Advisory Corporation), and Jefferson Pilot Variable Corporation, incorporated by reference to earlier filing on November 6, 2003 SEC File No. 2-94479 Exhibit 16a.

           b. Code of Ethics of Credit Suisse Asset Management, LLC., incorporated by reference to earlier filing on February 15, 2001 SEC File No. 2-94479 Exhibit 16 of Form N-1A Registration Statement.

           c. Code of Ethics of Templeton Investment Counsel, Inc., incorporated by reference to earlier filing on February 15, 2001 SEC File No. 2-94479 Exhibit 16 of Form N-1A Registration Statement.

           d. Code of Ethics of Janus Capital Corporation, incorporated by reference to earlier filing on February 15, 2001 SEC File No. 2-94479 Exhibit 16 of Form N-1A Registration Statement.

           e. Code of Ethics of Lord, Abbett & Co., incorporated by reference to earlier filing on February 15, 2001 SEC File No. 2-94479 Exhibit 16 of Form N-1A Registration Statement.

           f. Code of Ethics of Massachusetts Financial Services Company. incorporated by reference to earlier filing on February 15, 2001 SEC File No. 2-94479 Exhibit 1G of Form N-1A Registration Statement.

           g. Code of Ethics of T. Rowe Price Associates, Inc., incorporated by reference to earlier filing on April 17, 2003 SEC File No. 2-94479 Exhibit 16.g. of Form N-1A Registration Statement.

           h. Code of Ethics of Strong Capital Management, Inc. as amended, incorporated by reference to earlier filing on April 17, 2003 SEC File No. 2-94479 Exhibit 16.h. of Form N-1A Registration Statement.

           i. Securities Trading Policy of Mellon Capital Management Corporation, incorporated by reference to earlier filing on November 6, 2003 SEC File No. 2-94479 Exhibit 16i.

           j. Code of Ethics of Wellington Management Company, 11p, incorporated by reference to earlier filing on April 20, 2001 SEC File No. 2-94479
           Exhibit 16k of Form N-1A Registration Statement.

           k. Code of Ethics of Turner Investment Partners, Inc., incorporated by reference to earlier filing on April 20, 2001 SEC File No. 2-94479
           Exhibit 16l of Form N-1A Registration Statement.

           l. Code of Ethics of Dalton, Greiner, Hartman, Maher & Co., incorporated by reference to earlier filing on April 20, 2001 SEC File No. 2-94479 Exhibit 16m of Form N-1A Registration Statement.

           m. Code of Ethics of Marsico Capital Management, LLC, incorporated by reference to earlier filing on April 17, 2003 SEC File No. 2-94479 Exhibit 16.m. of Form N-1A Registration Statement.

Item 24.   Persons Controlled by or under Common Control with Registrant

Initially, shares of the Registrant were offered and sold only to The Volunteer State Life Insurance Company ("Volunteer"), a stock life insurance company organized under the laws of Tennessee. Effective July 1, 1991, Volunteer changed its name to Chubb Life Insurance Company of America ("Chubb Life") and re-domesticated to New Hampshire. Chubb Life changed its name to Jefferson Pilot Financial Insurance Company ("J.P. Financial") on May 1, 1998. The purchasers of variable life insurance contracts issued in connection with separate accounts established by J.P. Financial or its affiliated insurance companies will have the right to instruct J.P. Financial or its affiliated insurance companies with respect to the voting of the Registrant's shares held by such separate accounts on behalf of policyowners. The shares held by J.P. Financial or its affiliated insurance companies, including shares for which no voting instructions have been received, shares held in the separate accounts representing charges imposed by J.P. Financial or its affiliated insurance companies against the separate account and shares held by J.P. Financial or its affiliated insurance companies that are not otherwise attributable to Policies, will also be voted by J.P. Financial or its affiliated insurance companies in proportion to instructions received from owners of Policies. J.P. Financial or its affiliated insurance companies reserve the right to vote any or all such shares at their discretion to the extent consistent with then current interpretations of the Investment Company Act of 1940 and rules thereunder. Subject to such voting instruction rights, J.P. Financial or its affiliated insurance companies will directly control the Registrant.

Subsequently, shares of the Registrant may be offered and sold to other separate accounts formed by J.P. Financial, its successors or assigns, and by other insurance companies which, along with J.P. Financial, are subsidiaries of The Jefferson-Pilot Corporation, a North Carolina corporation, or subsidiaries of such subsidiaries. In addition, shares of the Fund may be also offered and sold to other separate accounts of non-affiliated insurance companies. A diagram of the subsidiaries of The Jefferson-Pilot Corporation is included in this filing.

Item 25.   Indemnification

Reference is made to Article VIII, Section 10 of the Registrant's Amended and Restated Articles of Incorporation filed on September 5, 1997, as Exhibit 1.a to the Form N-lA Registration Statement and to Article V of the Registrant's By-Laws filed on March 2, 1998, as Exhibit 2 to the Form N-1A Registration Statement. The Amended and Restated Articles of Incorporation provide that neither an officer nor director of the Registrant will be liable to the Registrant or its stockholders for monetary damages for breach of fiduciary duty as an officer or director, except to the extent such limitation of liability is not otherwise permitted by law. The By-Laws provide that the Registrant will indemnify its directors and officers to the extent permitted or required by Maryland law. A resolution of the Board of Directors specifically approving payment or advancement of expenses to an officer is required by the By-Laws. Indemnification may not be made if the director or officer has incurred liability by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duties in the conduct of his/her office ("Disabling Conduct"). The means of determining whether indemnification shall be made are
(1) a final decision by a court or other body before whom the proceeding is brought that the director or officer was not liable by reason of Disabling Conduct, or (2) in the absence of such a decision, a reasonable determination, based on a review of the facts, that the director or officer was not liable by reason of Disabling Conduct. Such latter determination may be made either by (a) vote of a majority of directors who are neither interested persons (as defined in the Investment Company Act of 1940) nor parties to the proceeding or (b) independent legal counsel in a written opinion. The advancement of legal expenses may not occur unless the director or officer agrees to repay the advance (if it is determined that the director or officer is not entitled to the indemnification) and one of three other conditions is satisfied: (1) the director or officer provides security for his/her agreement to repay, (2) the Registrant is insured against loss by reason of lawful advances, or (3) the directors who are not interested persons and are not parties to the proceedings, or independent counsel in a written opinion, determine that there is reason to believe that the director or officer will be found entitled to indemnification.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser

Jefferson Pilot Investment Advisory was formed in 1984 and had not been previously engaged in any other business. The other businesses, professions, vocations and employment of a substantial nature of its directors and officers during the past two years are as follows:

Name of Director                                                       Other Business,
or Officer of Jefferson             Positions with Jefferson Pilot     Profession, Vocation or
Pilot                               Investment                         Employment During
Investment Advisory                 Advisory                           Past Two Years
-------------------                 --------                           --------------
Ronald Angarella                    President and Director             Senior Vice President,
                                                                       Jefferson Pilot Financial;
                                                                       Senior Vice President and
                                                                       Director of Jefferson Pilot
                                                                       LifeAmerica; Chairman and
                                                                       Director, Jefferson Pilot
                                                                       Securities.

Craig D. Moreshead                  Secretary                          Counsel for Jefferson Pilot
                                                                       Financial, Secretary of
                                                                       Jefferson Pilot Variable
                                                                       Fund, Inc. and Jefferson
                                                                       Pilot Variable Corporation.

Alicia DuBois                       Assistant Treasurer                Senior Mutual Fund Manager,
                                                                       Jefferson Pilot Financial,
                                                                       Assistant Treasurer of Jefferson
                                                                       Pilot Variable Fund, Inc.

                                                                       Other Business,
Name of Director                    Positions with Jefferson           Profession, Vocation or
or Officer of Jefferson             Pilot Investment                   Employment During
Pilot Investment Advisory           Advisory                           Past Two Years
-------------------------           --------                           --------------
John A. Weston                      Treasurer                          Vice President, Mutual
                                                                       Fund Accounting Officer,
                                                                       Jefferson Pilot Financial;
                                                                       Treasurer, Jefferson Pilot
                                                                       Securities Corporation,
                                                                       Hampshire Funding, Inc. and
                                                                       Polaris Financial Services,
                                                                       Inc.; previously Financial
                                                                       Reporting Officer, Chubb
                                                                       Life, Treasurer Chubb
                                                                       Investment Funds Inc. and
                                                                       Chubb Series Trust.

John C. Ingram                      Director                           Senior Vice President -
                                                                       Securities of
                                                                       Jefferson-Pilot Life,
                                                                       Alexander Hamilton Life,
                                                                       and Jefferson Pilot
                                                                       Financial

W. Thomas Boulter                   Vice President                     Vice President and Chief
                                                                       Compliance Officer, Jefferson Pilot
                                                                       Securities Corporation; Jefferson
                                                                       Pilot Variable Corporation; Allied
                                                                       Professional Advisors; and Polaris
                                                                       Financial Services.

David K. Booth                      Vice President                     President and Director, Jefferson
                                                                       Pilot Securities Corporation and
                                                                       Hampshire Funding Inc.; previously
                                                                       Vice President and Chief Marketing
                                                                       Officer, Jefferson Pilot Securities
                                                                       Corporation

                                                                       Other Business,
Name of Director                    Positions with Jefferson           Profession, Vocation or
or Officer of Jefferson             Pilot Investment                   Employment During
Pilot Investment Advisory           Advisory                           Past Two Years
-------------------------           --------                           --------------
Carol R. Hardiman                   Vice President                     Vice President and Director of
                                                                       Jefferson Pilot Securities; Vice
                                                                       President of Hampshire Funding Inc.

The directors, officers, employees and partners of the Sub-Investment Managers have rendered investment advice and management during the past two years and have not engaged in any other business of a substantial nature.

Item 27.   Principal Underwriters

Jefferson Pilot Variable Corporation also distributes JPF Separate Account A, JPF Separate Account B, JPF Separate Account C, JPF Separate Account D, Alexander Hamilton Variable Annuity Separate Account and Jefferson-Pilot Separate Account A.

The names, principal business addresses, positions and offices of each director or officer of Jefferson Pilot Variable Corporation, and their positions with the Fund are:

Name and Principal                  Positions and Offices              Positions and Offices
Business Address                    with Underwriter                   with Registrant
------------------                  ----------------                   --------------
Ronald R. Angarella                 President and                      President and Director
One Granite Place                   Chairman
Concord NH 03301

David Booth                         Vice President,                    None
One Granite Place                   Marketing
Concord NH 03301

W. Thomas Boulter                   Vice President, Compliance         None
One Granite Place                   & Chief Compliance Officer
Concord, NH 03301

Craig D. Morehead                   Secretary                          Secretary
One Granite Place
Concord, NH 03301

John A. Weston                      Treasurer & Chief                  Treasurer
One Granite Place                   Financial Officer
Concord NH 03301

Charles C. Cornelio                 Director                           Vice President and General Counsel

Lisa S. Clifford                    Assistant Vice President,          None
                                    Compliance

Carol R. Hardiman                   Director                           None

Donna M. Wilbur                     Assistant Treasurer                None

Item 28.   Location of Accounts and Records

The following entities prepare, maintain and preserve the records required by
Section 31(a) of the 1940 Act for the Registrant. These services are provided to the Registrant through written agreements between the parties to the effect that such services will be provided to the Registrant for such periods prescribed by the Rules and Regulations of the Securities and Exchange Commission under the 1940 Act and such records will be surrendered promptly on request:

Citibank, N.A., 111 Wall Street, New York, New York 10043; Mellon Capital Management Corporation, 595 Market Street, Suite 3000, San Francisco, CA 94105; Credit Suisse Asset Management, 466 Lexington Avenue, New York, New York 10017; Jefferson Pilot Investment Advisory, One Granite Place, Concord, New Hampshire 03301; Lord, Abbett & Company, 767 Fifth Avenue, New York, New York 10153; Templeton Investment Counsel, LLC, 500 East Broward Boulevard, Suite 2100, Fort Lauderdale, Florida 33394; Janus Capital Corporation, 100 Fillmore Street, Suite 300, Denver, Colorado 80206; Massachusetts Financial Services Company, 500 Boylston Street, Boston, Massachusetts 02116; Dalton, Greiner, Hartman, Maher & Co., 565 Fifth Avenue, Suite 2101, New York, New York 10017; Wellington Management Company, LLP, 75 State Street, Boston, Massachusetts 02109; Turner Investment Partners, Inc. 1235 West Lakes Drive, Suite 350, Berwyn, Pennsylvania 19312; Marsico Capital Management, LLC, 1200 17th Street, Suite 1300, Denver, Colorado 80202; T. Rowe Price Associates, Inc., 100 East Pratt Street, Baltimore, Maryland 21202; and Jefferson Pilot Securities Corporation and Jefferson Pilot Variable Corporation, One Granite Place, Concord, New Hampshire 03301.

Item 29.   Management Services

Not applicable.

Item 30.   Undertakings

     Not applicable.

           Signatures


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Concord, and the State of New Hampshire on the 19th day of December, 2003.


                                         By: /s/ Ronald Angarella
                                             ----------------------------------
                                             Ronald Angarella
                                               President

Each of the undersigned Officers and Directors of Jefferson Pilot Variable Fund, Inc. (the "Fund") whose signatures appear below hereby makes, constitutes and appoints Ronald Angarella his/her true and lawful attorney with power to act without any other and with full power of substitution, to execute, deliver and file in each of the undersigned Officers and Directors capacity or capacities as shown below, this Registration Statement and any and all documents in support of this Registration Statement or supplement thereto, and any and all amendments, including any and all post-effective amendments to the foregoing; and said Officers and Directors hereby grant to said attorneys, and to any one or more of them, full power and authority to do and perform each and every act and thing whatsoever as said attorney or attorneys may deem necessary or advisable to carry out fully the intent of this Power of Attorney to the same extent and with the same effect as each of said Officers and Directors might or could do personally in his/her capacity or capacities as aforesaid, and each of said Officers and Directors ratifies, confirms and approves all acts and things which said attorney or attorneys might do or cause to be done by virtue of this Power of Attorney and his/her signature as the same as may be signed by said attorney or attorneys, or any one or more of them to this Registration Statement and any and all amendments thereto, including any and all post-effective amendments to the foregoing.

Pursuant to the requirements of the Securities Act of 1933, this Amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


Signature                           Title                              Date
---------                           -----                              ----
/s/Ronald Angarella                 President,                         December 19, 2003
----------------------------        Principal
Ronald Angarella                    Executive
                                    Officer, and
                                    Director

/s/John A. Weston                   Treasurer, Principal               December 19, 2003
----------------------------        Financial Officer, and
John A. Weston,                     Principal Accounting
                                    Officer

*                                   Director                           December 19, 2003
----------------------------
Michael D. Coughlin

*                                   Director                           December 19, 2003
----------------------------
Elizabeth S. Hager

*                                   Director                           December 19, 2003
----------------------------
Thomas D. Rath

*                                   Director                           December 19, 2003
----------------------------
Frank Nesvet


*/s/ Ronald Angarella
----------------------------
Ronald Angarella
Attorney In Fact